Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018 [1]
Receivables [Abstract]
Customer trade receivables	$ 1,268	$ 1,485
Other receivables	2,269	4,360
Total	$ 3,537	$ 5,845

[1]	Recast (refer to note 1)